SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX

AMERICA • ASIA PACIFIC • EUROPE

May 18, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	iShares MSCI Total International Index Fund and iShares Russell 1000 Large-Cap Index

Fund (the “Funds”), each a series of BlackRock Funds III

(Securities Act File No. 33-54126, Investment Company Act File No. 811-07332)

Ladies and Gentlemen:

On behalf of BlackRock Funds III, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Investor and Institutional Shares Prospectus of the Funds, dated April 30, 2018, as filed pursuant to Rule 497(c) under the Securities Act of 1933, on May 3, 2018 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Fund.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean
Jesse C. Kean

Enclosures

cc:	Benjamin Archibald, Esq.

BlackRock Fund Advisors

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.